First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.7%
	Aerospace & Defense — 1.3%
967	Axon Enterprise, Inc. (a)	$522,316
2,285	General Electric Co.	681,958
		1,204,274
	Automobiles — 1.3%
2,701	Tesla, Inc. (a)	1,161,889
	Banks — 2.4%
110,168	NU Holdings Ltd., Class A (a)	1,915,821
2,929	Wells Fargo & Co.	251,455
		2,167,276
	Biotechnology — 1.1%
14,529	Ultragenyx Pharmaceutical, Inc. (a)	504,883
1,243	Vertex Pharmaceuticals, Inc. (a)	538,977
		1,043,860
	Broadline Retail — 6.2%
18,157	Amazon.com, Inc. (a)	4,234,575
10,378	Sea Ltd., ADR (a)	1,442,646
		5,677,221
	Building Products — 0.2%
1,495	Builders FirstSource, Inc. (a)	167,784
	Capital Markets — 2.1%
1,739	Ares Management Corp., Class A	272,762
3,749	Interactive Brokers Group, Inc., Class A	243,760
6,855	Intercontinental Exchange, Inc.	1,078,292
2,624	KKR & Co., Inc.	320,941
		1,915,755
	Chemicals — 0.5%
1,246	Sherwin-Williams (The) Co.	428,238
	Commercial Services & Supplies — 0.2%
855	Republic Services, Inc.	185,586
	Communications Equipment — 0.7%
4,663	Arista Networks, Inc. (a)	609,361
	Consumer Finance — 0.4%
1,120	American Express Co.	409,102
	Consumer Staples Distribution & Retail — 0.9%
4,010	BJ’s Wholesale Club Holdings, Inc. (a)	357,812
4,336	Walmart, Inc.	479,172
		836,984
	Electrical Equipment — 0.6%
845	GE Vernova, Inc.	506,806
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 1.4%
4,045	Amphenol Corp., Class A	$569,941
4,101	Coherent Corp. (a)	673,630
		1,243,571
	Entertainment — 6.1%
3,285	Liberty Media Corp.-Liberty Formula One, Class C (a)	315,295
21,490	Netflix, Inc. (a)	2,311,894
11,763	ROBLOX Corp., Class A (a)	1,117,838
2,967	Spotify Technology S.A. (a)	1,776,847
		5,521,874
	Financial Services — 4.8%
18,274	Block, Inc. (a)	1,220,703
4,889	Klarna Group PLC (a)	153,857
2,306	Mastercard, Inc., Class A	1,269,522
5,041	Visa, Inc., Class A	1,685,912
		4,329,994
	Health Care Technology — 0.3%
1,148	Veeva Systems, Inc., Class A (a)	275,853
	Hotels, Restaurants & Leisure — 2.3%
10,341	Chipotle Mexican Grill, Inc. (a)	356,971
6,075	DoorDash, Inc., Class A (a)	1,205,098
1,766	Hilton Worldwide Holdings, Inc.	503,363
		2,065,432
	Insurance — 0.8%
2,830	Arthur J. Gallagher & Co.	700,765
	Interactive Media & Services — 10.1%
14,988	Alphabet, Inc., Class A	4,798,858
6,745	Meta Platforms, Inc., Class A	4,370,422
		9,169,280
	IT Services — 4.1%
4,249	Cloudflare, Inc., Class A (a)	850,692
18,274	Shopify, Inc., Class A (a)	2,898,988
		3,749,680
	Machinery — 0.6%
909	Caterpillar, Inc.	523,366
	Oil, Gas & Consumable Fuels — 0.0%
1,707	Venture Global, Inc., Class A	12,734
	Pharmaceuticals — 2.1%
1,796	Eli Lilly & Co.	1,931,544

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 20.3%
3,399	Advanced Micro Devices, Inc. (a)	$739,384
11,033	Broadcom, Inc.	4,445,858
1,225	Credo Technology Group Holding Ltd. (a)	217,560
657	KLA Corp.	772,284
59,342	NVIDIA Corp.	10,503,534
5,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,719,909
		18,398,529
	Software — 19.6%
4,061	AppLovin Corp., Class A (a)	2,434,488
4,140	Atlassian Corp., Class A (a)	619,013
1,695	Cadence Design Systems, Inc. (a)	528,569
6,458	Datadog, Inc., Class A (a)	1,033,345
802	Intuit, Inc.	508,532
11,555	Microsoft Corp.	5,685,175
7,773	Oracle Corp.	1,569,757
2,329	Palantir Technologies, Inc., Class A (a)	392,320
2,620	Palo Alto Networks, Inc. (a)	498,141
1,776	PTC, Inc. (a)	311,564
44,769	Samsara, Inc., Class A (a)	1,702,565
2,393	ServiceNow, Inc. (a)	1,944,097
532	Synopsys, Inc. (a)	222,381
637	Tyler Technologies, Inc. (a)	299,148
		17,749,095
	Specialty Retail — 2.3%
3,656	Carvana Co. (a)	1,369,172
1,706	Lowe’s Cos., Inc.	413,671
2,966	O’Reilly Automotive, Inc. (a)	301,642
		2,084,485
	Technology Hardware, Storage & Peripherals — 4.1%
13,408	Apple, Inc.	3,738,821
	Trading Companies & Distributors — 0.9%
1,523	Ferguson Enterprises, Inc.	383,293
2,408	FTAI Aviation Ltd.	417,162
		800,455
	Total Common Stocks	88,609,614
	(Cost $66,980,855)
Shares	Description	Value
MONEY MARKET FUNDS — 2.3%
2,135,895	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (b)	$2,135,895
	(Cost $2,135,895)

	Total Investments — 100.0%	90,745,509
	(Cost $69,116,750)
	Net Other Assets and Liabilities — (0.0)%	(35,896)
	Net Assets — 100.0%	$90,709,613

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows:

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$88,609,614	$88,609,614	$—	$—
Money Market Funds	2,135,895	2,135,895	—	—
Total Investments	$90,745,509	$90,745,509	$—	$—

*	See Portfolio of Investments for industry breakout.